General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and administrative expenses
in	2022	2021	2020
General and administrative expenses (CHF million)
Occupancy expenses	973	979	982
IT, machinery and equipment	1,964	1,549	1,428
Provisions and losses	1,581	1,491	1,261
Travel and entertainment	232	149	152
Professional services	2,143	1,996	1,546
Communication and market data services	539	520	512
Amortization and impairment of other intangible assets	4	8	8
Other [1]	346	467	634
General and administrative expenses	7,782	7,159	6,523
1
Included pension-related expenses/(credits) of CHF (187) million, CHF (166) million and CHF (159) million in 2022, 2021 and 2020, respectively, related to certain components of net periodic benefit costs for defined benefit plans.

Bank
General and administrative expenses
in	2022	2021	2020
General and administrative expenses (CHF million)
Occupancy expenses	889	893	883
IT, machinery and equipment	1,591	1,218	1,129
Provisions and losses	1,529	1,489	1,253
Travel and entertainment	206	127	134
Professional services	3,985	3,625	3,025
Communication and market data services	473	458	458
Amortization and impairment of other intangible assets	4	8	8
Other [1]	661	763	1,072
General and administrative expenses	9,338	8,581	7,962
1
Included pension-related expenses/(credits) of CHF 16 million and CHF (10) million in 2022 and 2021, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.